Goodwill, Software and Other Intangible Assets - Additional Information (Detail) $ in Millions, $ in Billions			3 Months Ended	12 Months Ended
	Aug. 01, 2019	Aug. 01, 2018	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2017 CAD ($)
Disclosure of intangible assets material to entity [line items]
Assets			$ 651,604	$ 651,604	$ 597,099
Cash flow projection period				Five-year
Goodwill			5,449	$ 5,449	5,564		$ 5,367
Goodwill impairment charge				135
Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			5,449	5,449	5,564
Canadian Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Net additions and disposals of gross carrying amount				0	0
Canadian Commercial Banking and Wealth Management [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			954	954	954
Corporate and Other [member]
Disclosure of intangible assets material to entity [line items]
Net additions and disposals of gross carrying amount				81	351
Corporate and Other [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			327	327	462
U.S. Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Terminal growth rate	3.50%	3.50%
Forecasted cash flows discounted at after-tax rate	9.00%	10.00%
Forecasted cash flows discounted at pre-tax rate	10.20%
Net additions and disposals of gross carrying amount				10	12
U.S. Commercial Banking and Wealth Management [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			4,084	4,084	4,078
Capital Markets [member]
Disclosure of intangible assets material to entity [line items]
Net additions and disposals of gross carrying amount				1	0
Capital Markets [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			77	77	63
Canadian Personal and Small Business Banking [member]
Disclosure of intangible assets material to entity [line items]
Net additions and disposals of gross carrying amount				12	0
Canadian Personal and Small Business Banking [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			7	7	$ 7
Canadian wealth management [member]
Disclosure of intangible assets material to entity [line items]
Impairment loss				0
Low end level of price-to-earnings multiples	8.0	9.2
High end level of price-to-earnings multiples	10.9	19.2
First Caribbean International Bank Limited [member]
Disclosure of intangible assets material to entity [line items]
Assets						$ 12
Impairment loss				$ 0
Goodwill impairment charge			$ 135